Note 20 - Research and Development Expenses - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross research and development expenses	€ (4,863)	€ (4,539)	€ (4,577)
Research Tax Credit	685	504	511
Grants	90	154	198
Net Research and development expenses	€ (4,088)	€ (3,881)	€ (3,868)